As filed with the U.S. Securities and Exchange Commission on June 15, 2018

File No. 033-47287

File No. 811-06637

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 132	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 133

(Check appropriate box or boxes.)

THE UBS FUNDS

(Exact Name of Registrant as Specified in Charter)

One North Wacker, Chicago, Illinois  60606

(Address of Principal Executive Office)  (Zip Code)

Registrant’s Telephone Number, including Area Code   312-525-7100

Mark F. Kemper

UBS Asset Management (Americas) Inc.

One North Wacker

Chicago, Illinois  60606

(Name and Address of Agent for Service)

Please send copies of all communications to:

Bruce G. Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(215) 564-8027

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒  immediately upon filing pursuant to paragraph (b)

☐  on [Date] pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on [Date] pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment Nos. 132/133 to this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 15th day of June, 2018.

THE UBS FUNDS

By:	/s/ Mark E. Carver
Mark E. Carver*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark E. Carver	President and Principal	June 15, 2018
Mark E. Carver*	Executive Officer

/s/ Frank K. Reilly	Chairman and	June 15, 2018
Frank K. Reilly*	Trustee

/s/ Joanne Kilkeary	Principal Accounting	June 15, 2018
Joanne Kilkeary*	Officer and Treasurer

/s/ Adela Cepeda	Trustee	June 15, 2018
Adela Cepeda*

/s/ J. Mikesell Thomas	Trustee	June 15, 2018
J. Mikesell Thomas*

/s/ Abbie J. Smith	Trustee	June 15, 2018
Abbie J. Smith*

/s/ John J. Murphy	Trustee	June 15, 2018
John J. Murphy*

* By:	/s/ William T. MacGregor
William T. MacGregor, Attorney-in-Fact
(Pursuant to Powers of Attorney, incorporated herein by reference)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase